Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 5,239	$ 7,946	$ 851
Accounts receivable	4	2	79
Other receivables	14	12	8
Inventory	23	41	15
Security deposit	28	23	7
Prepaid expenses and other current assets	20	2	1
Total current assets	5,328	8,026	961
Property and equipment	25	33	1
Operating lease right-of-use asset, net	136
Security deposit		17	17
Total assets	5,489	8,076	979
Current liabilities
Accounts payable and accrued liabilities	1,894	1,074	2,230
Operating lease liability due within one year	144
Total current liabilities	2,038	1,074	2,230
Long term operating lease liability	3
Total liabilities	2,041	1,074	2,230
Equity
Share capital – unlimited authorized shares at no par value.71,219, 64,676 and 56,378 shares outstanding at December 31, 2019, 2018 and 2017, respectively	136,554	126,684	108,196
Share capital subscription receivable	(589)	(868)	(718)
Additional paid-in capital	35,770	36,299	35,790
Accumulated deficit	(168,287)	(155,113)	(144,519)
Total Stockholders' equity (deficit)	3,448	7,002	(1,251)
Total liabilities and stockholders' equity (deficit)	$ 5,489	$ 8,076	$ 979